REGULATORY MATTERS COST RECOVERY MECHANISMS (Detail) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended	43 Months Ended
	May 01, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2015
Schedule of Regulatory Cost Recovery Mechanisms [Line Items]
Purchased Power And Fuel Adjustment Clause Rate		0.0050	0.0014
Mine Fire Cost Deferral		$ 10,000,000		$ 2,000,000	$ 10,000,000		$ 10,000,000	$ 10,000,000
Environmental Compliance Adjustor Rate Effective On May 1 2014	0.000049			0.000049
Revenue Recognized Under Environmental Compliance Adjustor Less Than		500,000
Energy Efficiency Performance Incentive		3,000,000		2,000,000
Cap on increase in lost fixed cost recovery rate		1.00%		1.00%
Revenue Recognized Under Lost Fixed Cost Recovery Mechanism		3,000,000	5,000,000	11,327,000	2,171,000	0
Lost Fixed Cost Recovery Approved		5,000,000
Effective April 2015 Through March 2016 [Member]
Schedule of Regulatory Cost Recovery Mechanisms [Line Items]
Purchased Power And Fuel Adjustment Clause Rate							0.0068
Fire [Member]
Schedule of Regulatory Cost Recovery Mechanisms [Line Items]
Insurance Proceeds Received to Date								$ 8,000,000